Leases (Details) - Summary of Lease Liabilities - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary Of Lease Liabilities Abstract
Balance at 1 January	$ 40,532
Adjustments for indexed leases	2,780
New or renewed leases	53,920
Installment payments	(2,889)
Cancelled leases	(266)
Foreign currency adjustment	(16)
Translation difference	1,338
Balance at 30 June	95,399
Current liabilities	(7,983)	$ (5,163)
Non-current liabilities	$ 87,416	$ 35,369